Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 5,501	$ 5,503	$ 5,612
Cost of sales:
Cost of sales before special charges	1,529	1,445	1,486
Special charges	45	93	47
Total cost of sales	1,574	1,538	1,533
Gross profit	3,927	3,965	4,079
Selling, general and administrative expense	1,884	1,891	2,084
Research and development expense	691	676	705
Purchased in-process research and development charges	0	0	4
Special charges	301	298	171
Operating profit	1,051	1,100	1,115
Other expense, net	267	95	96
Earnings before income taxes and noncontrolling interest	784	1,005	1,019
Income tax expense	92	253	193
Net earnings before noncontrolling interest	692	752	826
Net loss attributable to noncontrolling interest	(31)	0	0
Net earnings attributable to St. Jude Medical, Inc.	$ 723	$ 752	$ 826
Net earnings per share attributable to St. Jude Medical, Inc.:
Basic net earnings per share	$ 2.52	$ 2.40	$ 2.55
Diluted net earnings per share	$ 2.49	$ 2.39	$ 2.52
Cash dividends declared per share:	$ 1.00	$ 0.92	$ 0.84
Weighted average shares outstanding:
Basic	287.0	313.3	324.3
Diluted	290.6	314.8	327.1